CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash Flows from Operating Activities:
Net income	$ 140,587	¥ 966,605	¥ 1,371,783	¥ 1,116,398
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	5,736	39,434	23,729	10,609
Disposal of property, equipment and software	(7)	(46)	(55)	34
Fair value adjustments related to Consolidated ABFE	(35,821)	(246,284)	40,124	19,735
Share-based compensation	12,390	85,188	81,979	17,223
Allowance for contract assets	97,135	667,846
Changes in operating assets and liabilities
Accounts receivable	1,832	12,595	7,183	54,412
Change in Consolidated ABFE related asset/liability	34,376	236,356	10,724	3,941
Prepaid expenses and other assets	75,571	519,589	(595,763)	(220,040)
Amounts due from/to related parties	21,798	149,870	49,391	93,152
Accrued expenses and other liabilities	(62,933)	(432,693)	679,142	297,817
Accounts payable	(508)	(3,492)	20,150	9,192
Liabilities from quality assurance program and guarantee	(404,916)	(2,783,998)	1,322,948	924,668
Deferred tax assets/liabilities	97,325	669,161	(353,410)	(260,540)
Deferred revenue	(11,357)	(78,088)	58,588	46,834
Contract assets	(122,501)	(842,257)
Contract cost	(4,703)	(32,335)
Refund liability	36,705	252,367
Net cash (used in) / provided by operating activities	(119,291)	(820,182)	2,716,513	2,113,435
Cash Flows from Investing Activities:
Purchase of property, equipment and software	(7,595)	(52,220)	(70,551)	(29,973)
Disposal of property, equipment and software	18	123	140	11
Purchase of held-to-maturity investments	(89,085)	(612,501)	(943,212)	(238,917)
Redemption of held-to-maturity investments	44,623	306,804	1,031,273	170,000
Purchase of available-for-sale investments	(184,187)	(1,266,379)	(2,988,777)	(1,238,500)
Proceeds on disposal of available-for-sale investments	203,403	1,398,500	3,181,763	80,500
Investment in preferred shares	(576)	(3,962)	(2,710)
Investment in loans at fair value	(167,221)	(1,149,731)	(752,801)	(299,956)
Principal payment of loans at fair value	125,372	861,994	270,278	135,172
Loan to a related party			(100,000)
Loans to third parties	(40,288)	(277,000)
Principal collection of loans to third parties	15,261	104,929
Net cash used in investing activities	(100,275)	(689,443)	(374,597)	(1,421,663)
Cash Flows from Financing Activities:
Proceeds from issuances of ABFE			197,730	472,500
Principal payments to ABFE	(13,308)	(91,502)	(491,942)	(315,378)
Payments of initial public offering cost				(21,824)
Dividends paid to shareholders	(15,508)	(106,626)	(605,238)
Proceeds from transfer of beneficiary rights under repurchase agreement			50,000
Principal payments to financial assets sold under repurchase agreements	(2,909)	(20,000)
Loan from a third party	47,124	324,000
Principal payments to a third party	(19,138)	(131,581)
Repurchase of ordinary shares	(37)	(254)
Net cash provided by /(used in) financing activities	(3,776)	(25,963)	(849,450)	135,298
Effect of foreign exchange rate changes	528	3,631	(16,109)	29,356
Net increase in cash, cash equivalents and restricted cash	(222,814)	(1,531,957)	1,476,357	856,426
Cash, cash equivalents and restricted cash, beginning of year	532,742	3,662,868	2,186,511	1,330,085
Cash, cash equivalents and restricted cash, end of year	309,928	2,130,911	3,662,868	2,186,511
Supplemental disclosures of cash flow information:
Income taxes paid, net	45,323	311,620	302,188	65,890
Reconciliation to amounts on consolidated balance sheets:
Total cash, cash equivalents, and restricted cash	$ 532,742	¥ 3,662,868	¥ 2,186,511	¥ 1,330,085